Associated companies	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Associated companies	Associated companies
As of December 31, 2025 and 2024, associated companies accounted for under the equity method of accounting consisted of the following:

	% Ownership as of December 31, 2025	As of December 31,
		2025	2024
Shannon Engine Support Ltd (“SES”)	50.0	$1,166,236	$958,707
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)	16.7	85,829	86,669
Other	9.5-39.3	63,241	83,518
		$1,315,306	$1,128,894
Our share of undistributed earnings of investments in which our ownership interest is less than 50% was $55 million and $56 million as of December 31, 2025 and 2024, respectively.